COMMITMENTS AND CONTINGENCIES - Contingent Liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) oz	Dec. 31, 2024 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 6,700	$ 7,000
Maximum gold production | oz	560,000
Capital Commitments
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 6,528	2,614
Contingent legal liabilities
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	6,650	7,007
Capital Commitments and Contingent Legal Liabilities | Within 1 year
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	13,178	9,621
Capital Commitments and Contingent Legal Liabilities | Year 2 and onwards
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	0	0
Development Related Commitments
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	118,508	152,557
Development Related Commitments | Within 1 year
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	118,508	152,557
Development Related Commitments | Year 2 and onwards
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 0	$ 0